Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Change in Noncontrolling Interest [Table Text Block]
The following table reflects the changes in the Company's noncontrolling interest balance:

(In millions)
Balance as of December 31, 2015	$897
Capital contributions from tax equity investors, net of distributions	10
November 2015 Drop Down Assets working capital payment	2
Comprehensive loss	(27)
Distributions to NRG	(34)
Pre-acquisition net loss of Drop Down assets	(1)
Balance as of March 31, 2016	$847

The following table reflects the changes in the Company's noncontrolling interest balance:

(In millions)
Balance as of December 31, 2015	$897
Capital contributions from tax equity investors, net of distributions	8
November 2015 Drop Down Assets working capital payment	2
Comprehensive loss	(14)
Distributions to NRG	(57)
Pre-acquisition net income of Drop Down assets	$4
Balance as of June 30, 2016	$840